Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"), applied on a consistent basis, as follows, unless otherwise stated:

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in United States dollars

A substantial portion of the revenues and expenses of the Company and of certain subsidiaries is generated in U.S. dollars ("dollar"). The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and certain subsidiaries operate. Thus, the functional and reporting currency of the Company and certain subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate. Monetary accounts and transactions maintained in dollars are presented at their original amounts.

For those foreign subsidiaries whose functional currency is not the dollar, all balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of accumulated other comprehensive income (loss) in equity.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the Company's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Non-controlling interests of subsidiaries represent the non-controlling shareholders' share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the non-controlling interest book value, in accordance with the requirements of ASC 810 "Consolidation" and ASC 480-10-S99-3A, "Distinguishing Liabilities from Equity".

The following table provides a reconciliation of the redeemable non-controlling interests for the year ended December 31, 2018:

January 1, 2018	$25,839
Net income attributable to redeemable non-controlling interest	3,383
Increase in value of put options of redeemable non-controlling interests	1,726
Dividend declared to redeemable non-controlling interest	(1,979)
Foreign currency translation adjustments	(1,734)

December 31, 2018	$27,235

Out of the closing balance, an amount of $ 25,778 become exercisable during 2019.

Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

Cash and cash equivalents include amounts held primarily in NIS, dollar, Euro, Japanese Yen and British Pound.

Short-term deposits and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits are used to secure certain of the Group's ongoing projects and are classified under other long-term receivables.

Marketable securities

The Company accounts for all its investments in marketable securities in accordance with ASC No. 320, "Investments – Debt and Equity Securities". The Company classifies all of its marketable securities as available for sale and held for trading. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in equity. Realized gains and losses on sale of investments are included in "financial expense (income), net" and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in "financial expense (income), net".

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in "net gain (impairment net of gains) on sale of marketable securities previously impaired" in the statements of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

The Company classifies its marketable debt securities as either short-term or long-term based on each instrument's underlying contractual maturity date and the entity's expectations of sales and redemptions in the following year.

Held for trading securities are measured at fair value through profit or loss.

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3 - 5
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, contingent consideration, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date, to be measured at their fair values as of that date. As required by ASC 820, "Fair Value Measurements and Disclosures" the Company applies assumptions, judgments and estimates that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. Acquisition related costs are expensed to the statements of income in the period incurred. The cumulative impact of measurement period adjustments, including the impact to prior periods, is recognized in the reporting period in which the adjustment is identified.

During the years ended December 31, 2016, 2017 and 2018 the Company recorded $ 665, $ 300 and $ (38), with respect to changes in the fair value of contingent consideration liability, respectively.

Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed".

The Company and its subsidiaries establish technological feasibility upon completion of a detailed program design or working model.

ASC 985-20-35 requires that a product be amortized when the product is available for general release to customers. The Company considers a product to be available for general release to customers when the Company completes its internal validation of the product that is necessary to establish that the product meets its design specifications including functions, features, and technical performance requirements. Internal validation includes the completion of coding, documentation and testing that ensure bugs are reduced to a minimum. The internal validation of the product takes place a few weeks before the product is made available to the market. In certain instances, the Company enters into a short pre-release stage, during which the product is made available to a selected number of customers as a beta program for their own review and familiarization. Subsequently, the release is made generally available to customers from the Company's download area. Once a product is considered available for general release to customers, the capitalization of costs ceases and amortization of such costs to "cost of sales" begins.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (approximately 5 years, due to their high rates of acceptance, the continued reliance on these products by existing customers, and the demand for such products from prospective customers, all of which validate the Company's expectations) which provides greater amortization expense compared to the revenue-curve method.

The Company assesses the recoverability of these intangible assets on a regular basis by assessing the net realizable value of these intangible assets based on the estimated future gross revenues from each product reduced by the estimated future costs of completing and disposing of it, including the estimated costs of performing maintenance and customer support over its remaining economical useful life using internally generated projections of future revenues generated by the products, cost of completion of products and cost of delivery to customers over its remaining economical useful life. During the years ended December 31, 2016, 2017 and 2018, no such unrecoverable amounts were identified.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Long-Lived Assets

The Company's long-lived, non-current assets are comprised mainly of goodwill, identifiable intangible assets and property, plants and equipment.

Impairment of long-lived assets and intangible assets subject to amortization

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As required by ASC 820, "Fair Value Measurements and Disclosures" the Company applies assumptions, judgments and estimates that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Intangible assets with finite lives are amortized over their economic useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Acquired technology and non-compete agreements were amortized on a straight line basis and customer relationships and backlog were amortized on an accelerated method basis over a period between 1 - 15 years based on the intangible assets identified.

During the years ended December 31, 2016, 2017 and 2018, no impairment losses have been identified.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangibles - Goodwill and Other", goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. As of December 31, 2018, the Company operates in four reporting units within its operating segments.

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of contingent consideration and any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The provisions of ASC 350 require that the quantitative two-step impairment test will be performed on goodwill at the level of the reporting units. In the first step, or "Step one", the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or "Step two", of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step one, the Company uses discounted cash flows. If and when the Company is required to perform a Step two analysis, determining the fair value of its net assets and its off-balance sheet intangibles, then the Company would be required to make judgments that involve the use of significant estimates and assumptions.

The Company determines the fair value of each reporting unit by using the income approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The Company performed an annual impairment test as of December 31, of each of 2016, 2017 and 2018 and did not identify any impairment losses (see Note 9).

Revenue recognition

Effective as of January 1, 2018, The Company implements the provisions of Accounting Standards Codification ("ASC") Topic 606, Revenue from Contracts with Customers ("ASC 606") using the modified retrospective method. no cumulative effect adjustment as of the date of the adoption was required. Prior years information has not been restated and continues to be reported under the old accounting standard 605, "Revenue Recognition" (ASC 605). See Note 19 for further disclosures required under ASC 606.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

●	identification of the contract with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company enters into contracts that can include various combinations of products, software and professional services, as detailed below, which are generally capable as being distinct from each other and accounted for as separate performance obligations.

The Company derives its revenues from licensing the rights to use its software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other software and IT professional services (either fixed price or based on time and materials). The Company sell its products primarily through direct sales force and indirectly through distributors and value added resellers.

Under ASC 606, an entity recognizes revenue when or as it satisfies a performance obligation by transferring software license or software related services to the customer, either at a point in time or over time. The company recognizes its revenues from software sales at a point in time upon delivery of its software license. The software license is considered a distinct performance obligation, as the customer can benefit from the software on its own. Revenues from contracts that involve significant customization to customer-specific specifications are performance obligations the Company generally accounts for as performance obligations satisfied over time. The underlying deliverable is owned and controlled by the customer, and does not create an asset with an alternative use to the Company. The Company recognizes revenue of such contracts over time using cost inputs, which recognize revenue and gross profit as work is performed based on a ratio between actual costs incurred compared to the total estimated costs for the contract, to measure progress toward completion of its performance obligations, which is similar to the method prior to the adoption of ASC 606. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract. During the years ended December 31, 2016, 2017 and 2018, no material estimated losses were identified. In addition, the Company provides professional services that do not involve significant customization to customer-specific specifications. For contracts that do not involve significant customization to customer-specific specifications (typically staffing or consulting services) revenue is recognized as the services are performed, either on a straight-line basis or based on the hours of services that were provided to the customer, in accordance with the terms of the contracts.

The Company's revenues from post contract support are derived from annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered. The Company considers the post contract support performance obligation as a distinct performance obligation that is satisfied over time, and recognized on a straight-line basis over the contractual period.

Revenue from professional services both related to software and IT professional services businesses consists of either fixed price or Time and Materials (T&M), and are considered performance obligations that are satisfied over time, and revenues are recognized as the services are provided.

The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Standalone selling prices of software licenses are estimated using the residual approach, due to the lack of selling software licenses on a standalone basis, or the fact the Company sells the license to different customers for a broad range of amounts. Standalone selling prices of services are determined by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation is sold separately.

The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Deferred revenues include unearned amounts received under maintenance and support (mainly) and amounts received from customers for which revenues have not yet been recognized.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale.

The  Company pays commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales or profit goals. When sales commissions are considered incremental costs of obtaining a contract with a customer they are deferred and amortized on a systematic basis that is consistent with the transfer to the customer of the performance obligations to which the asset relates. The Company expenses sales commissions as they are incurred when the amortization period would have been less than one year. In addition, generally, sales commission which are paid upon contract renewal are commensurate  with the initial commissions as the renewal amounts are substantially identical to the initial commission costs. During the year ended December 31, 2018, no costs have been capitalized.

The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

Accrued severance pay and retirement plans

The Company's and its Israeli subsidiaries' obligation for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of the Severance Pay Law, 1963) is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis (referred to as the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided for by monthly deposits with insurance policies and severance pay funds and by an accrual.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to the Israeli Severance Pay Law or labor agreements and are recorded as an asset in the Company's consolidated balance sheet.

The Company and its Israeli subsidiaries' agreements with most of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963, mandating that upon termination of such employees' employment; all the amounts accrued in their insurance policies shall be released to them instead of severance compensation. Upon release of deposited amounts to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments are payable by the Company or its subsidiaries to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company and its subsidiaries are legally released from their obligations to employees once the deposit amounts have been paid.

The Group has a number of savings plans in the United States that qualify under Section 401(k) of the Internal Revenue Code. U.S. employees may contribute up to 100% of their pretax or post-tax salary, but not more than statutory limits. Matching contributions are discretionary and if made, are up to 3% of the participants annual contributions.  When contributions are granted, they are invested in proportion to each participant's voluntary contributions in the investment options provided under the plan.

Severance expenses for the years ended December 31, 2016, 2017 and 2018 amounted to approximately $ 2,248, $ 3,748 and $ 4,052, respectively.

Advertising expenses

Advertising expenses are charged to selling and marketing expenses, as incurred. Advertising expenses for the years ended December 31, 2016, 2017 and 2018 amounted to $ 423, $ 384 and $ 304, respectively.

Income taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the "asset and liability" method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as non-current.

The Company utilizes a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step the Company evaluates a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share."

A portion of the outstanding stock options have been excluded from the calculation of the diluted earnings per share because such securities are anti-dilutive. The total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings per share was 21,998 and 2,093 for the years ended December 31, 2016 and 2017, respectively. As of December 31, 2018, there were no outstanding options excluded from the calculations of diluted earnings per share.

The Company changed its accounting policy regarding the presentation of the adjustment to the net income attributable to Magic Software Enterprises' shareholders as a result of the accretion of redeemable non-controlling interest. According to the new accounting policy, the Company presents the accretion amount in the calculation of the earnings per share in the notes of the financial statements, compared to the previous presentation on the face of the consolidated statements of income, since Company's management believes that reflecting the effects of the accretion as an adjustment to income available to Magic Software Enterprises' shareholders in the earnings per share note is a more appropriate presentation. The change in the accounting policy was retrospectively effected reported net income attributable to Magic Software Enterprises' shareholders during December 31, 2016 in the amount of $ 2,262 (also refer to note 17).

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company uses the Binomial option-pricing model ("the Binomial model") to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of each option granted using the Binomial model, was estimated on the date of grant with the following assumptions: expected volatility was based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate was based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted was derived from the output of the option valuation model and represented the period of time that options granted were expected to be outstanding. Estimated forfeitures were based on actual historical pre-vesting forfeitures. Since dividend payments are applied to reduce the exercise price of the option, the effect of the dividend protection was reflected by using an expected dividend assumption of zero.

For awards with performance conditions, compensation cost is recognized over the requisite service period if it is 'probable' that the performance conditions will be satisfied.

No grants were made to employees or directors in 2016 and 2017.

During the years ended December 31, 2016, 2017 and 2018, the Company recognized stock-based compensation expense related to employee stock options in the amount of $ 152, $ 78 and $ 194, respectively, as follows:

	Year ended December 31,
	2016	2017	2018

Cost of revenue	$15	$7	$2
Research and development	17	8	4
Selling and marketing	71	-	4
General and administrative	49	63	184

Total stock-based compensation expense	$152	$78	$194

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, restricted cash, marketable securities, trade receivables and foreign currency derivative contracts.

The Company's cash and cash equivalents, short-term deposits and restricted cash are invested primarily in bank deposits with major banks worldwide, mainly in the United States and Israel, however, such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company believes that since these deposits may be redeemed upon demand and since such institutions are of high rating they bear low risk.

The Company's marketable securities include investments in commercial and government bonds and foreign banks. The Company's marketable securities are considered to be highly liquid and have a high credit standing (also refer to Note 4). In addition, management considered its portfolios in foreign banks to be well-diversified.

The Company's trade receivables are derived from sales to customers located primarily in the United States, Israel, Europe and Japan. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The expense related to doubtful accounts for the years ended December 31, 2016, 2017 and 2018 was $ 437, $ 1,164 and $ 1,070, respectively.

From time to time the Company enters into foreign exchange forward contracts and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to salary and related expenses. These derivative instruments are designed to offset the Company's non-dollar currency exposure.

Fair value measurements

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data;

Level 3 -	Unobservable inputs which are supported by little or no market activity;

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy. Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income." This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivative instruments designated as hedges and unrealized gain and loss on available-for-sale marketable securities.

Recently adopted accounting pronouncement

In May 2014, the FASB issued ASU 2014-09 establishing Accounting Standards Codification (ASC) Topic 606, "Revenue from Contracts with Customers" (ASC 606). ASC 606 establishes a comprehensive new revenue recognition model designed to depict the transfer of goods or services to a customer in an amount that reflects the consideration the entity expects to be entitled to receive in exchange for those goods or services and requires significantly enhanced revenue disclosures. The Company adopted the standard effective January 1, 2018 using the modified retrospective method. Results for reporting periods beginning after January 1, 2018, were presented under Topic 606, while prior period amounts were not adjusted and were reported in accordance with the Company's historic accounting practices, under legacy revenue recognition standards. See Note 19 to the financial statements for further information regarding the initial application of ASC 606.

In August 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-15 "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments" (ASU 2016-15). ASU 2016-15 provides specific guidance on eight cash flow classification issues, including debt prepayment, payments of contingent liabilities as part of business combinations, or debt extinguishment costs and distributions received from equity method investees, to reduce diversity in practice. ASU 2016-15 is effective for interim and annual periods beginning after December 15, 2017. The Company adopted this standard during 2018.

As a result of the adoption of ASU 2016-15, the Company adjusted the previously reported consolidated statement of cash flows for the years ended December 31, 2017 and 2016 as follows:

	Year Ended December 31, 2017
	As previously reported	Adjustments	As Adjusted
Net cash used in investing activities	$(12,419)	$5,103	$(7,316)
Net cash used in financing activities	$(14,311)	$(5,103)	$(19,414)

	Year Ended December 31, 2016
	As previously reported	Adjustments	As Adjusted
Net cash used in investing activities	$(35,982)	$1,779	$(34,203)
Net cash provided by financing activities	$22,190	$(1,779)	$20,411

In January 2017, FASB issued ASU 2017-01, Business Combinations (Topic 805) Clarifying the Definition of Business. ASU 2017-01 clarifies the definition of a business with the objective of adding standard to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update to the standard is effective for interim and annual periods beginning after December 15, 2017, and applied prospectively. The Company adopted this standard during 2018, with no material impact on its financial statements.

In May 2017, the FASB issued ASU 2017-09, "Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting" ("ASU 2017-09"), which gives direction on which changes to the terms or conditions of share-based payment awards require an entity to apply modification accounting in Accounting Standard Codification ("ASC") Topic 718. In general, entities will apply the modification accounting guidance if the value, vesting conditions or classification of the award changes. ASU 2017-09 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company adopted this standard during 2018, with no material impact on its financial statements.

Recently issued accounting pronouncements and not yet adopted

In February 2016, the FASB issued ASU 2016-02, "Leases" (Topic 842). Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, "Leases". Under Topic 842 lessees will be required to recognize for all leases at the commencement date a lease liability; and a right-of-use asset ("ROU"). In July 2018, the FASB issued amendments in ASU 2018-11, which provide another transition method in addition to the existing transition method, by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, and to not apply the new guidance in the comparative periods they present in the financial statements. The modified retrospective approach does not require applying the new standard to all leases existing at the date of initial application. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. The Company will adopt this standard at January 1, 2019 ("the Transition Date"), using the modified retrospective approach at the beginning of the period of adoption through a cumulative-effect adjustment. The Company also expects to elect certain relief options offered in ASU 2016-02 including the package of practical expedients. Additionally, the Company intends to elect an accounting policy, by class of underlying asset to combine, lease and non-lease components.

The Company expects the adoption of the standard will have a material impact on its consolidated balance sheets which will result in the recognition of ROU and lease liabilities of approximately $12,322 at the Transition Date. The most significant impact from recognition of ROU assets and lease liabilities relates to the Company's leased office space. However, the Company does not anticipate that the adoption of this standard will have a material impact on the operating expenses in its consolidated statements of operations since the expense recognition under this new standard will be similar to current practice.

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2020, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04 (ASU 2017-04): Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.